Consolidated Statements of Changes in Equity - USD ($)		Common Stock [Member] Alphatime Acquisition Corp [Member]	Common Stock [Member] HCYC Group Company Limited [Member]		Common Stock [Member]	Additional Paid-in Capital [Member] Alphatime Acquisition Corp [Member]	Additional Paid-in Capital [Member] HCYC Group Company Limited [Member]	Additional Paid-in Capital [Member]	Subscription Receivable [Member] Alphatime Acquisition Corp [Member]	Subscription Receivable [Member] HCYC Group Company Limited [Member]	Subscription Receivable [Member]	Retained Earnings [Member] Alphatime Acquisition Corp [Member]	Retained Earnings [Member] HCYC Group Company Limited [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member] Alphatime Acquisition Corp [Member]	AOCI Attributable to Parent [Member] HCYC Group Company Limited [Member]	AOCI Attributable to Parent [Member]	Total Shareholders’ (Deficit)/Equity [Member] Alphatime Acquisition Corp [Member]	Total Shareholders’ (Deficit)/Equity [Member] HCYC Group Company Limited [Member]	Alphatime Acquisition Corp [Member]	HCYC Group Company Limited [Member]	Total
Balance at Mar. 31, 2022			$ 10,000				$ 790,936			$ (10,000)			$ (704,137)			$ 2,551					$ 89,350
Balance, shares at Mar. 31, 2022	[1]		10,000
Issue of ordinary shares										1											1
Net loss													(178,142)								(178,142)
Contribution to additional paid in capital							269,373														269,373
Accumulated other comprehensive loss																(671)					(671)
Balance at Mar. 31, 2023			$ 10,000				1,060,309			(9,999)			(882,279)			1,880			$ 179,911		179,911
Balance, shares at Mar. 31, 2023	[1]		10,000
Balance at Dec. 31, 2022		$ 173				$ 24,827						$ (9,802)						$ 15,198
Balance, shares at Dec. 31, 2022		1,725,000
Issue of ordinary shares		$ 600				59,999,400												60,000,000
Issue of ordinary shares, shares		6,000,000
Overallotment of ordinary shares		$ 90				8,999,910												9,000,000
Overallotment of ordinary shares, shares		900,000
Issuance of ordinary shares for Private Units		$ 37				3,704,963												3,705,000
Issuance of ordinary shares for Private Units, shares		370,500
Overallotment of Private Units		$ 4				386,996												387,000
Overallotment of Private Units, shares		38,700
Sale of Unit Purchase Option						10,781												10,781
Underwriting discount						(1,612,500)												(1,612,500)
Deferred underwriting commission						(2,415,000)												(2,415,000)
Deduction for other offering costs						(865,199)												(865,199)
Initial measurement of ordinary shares subject to redemption under ASC 480-10-S99 against additional paid-in capital		$ (690)				(67,274,310)												(67,275,000)
Initial measurement of ordinary shares subject to redemption under ASC 480-10-S99 against additional paid-in capital, shares		(6,900,000)
Allocation of offering costs to ordinary shares subject to redemption						4,770,382												4,770,382
Accretion of carrying value of redeemable shares						(7,737,382)												(7,737,382)
Transfer of negative APIC to accumulated deficit						2,007,132						(2,007,132)
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and deposit												(3,820,199)						(3,820,199)
Net loss												1,941,118						1,941,118		$ 1,941,118
Balance at Dec. 31, 2023		$ 214										(3,896,015)						(3,895,801)		(3,895,801)
Balance, shares at Dec. 31, 2023		2,134,200
Balance at Mar. 31, 2023			$ 10,000				1,060,309			(9,999)			(882,279)			1,880			179,911		179,911
Balance, shares at Mar. 31, 2023	[1]		10,000
Net loss													218,899						218,899		218,899
Accumulated other comprehensive loss																489			489
Balance at Sep. 30, 2023			$ 10,000				1,060,309			(9,999)			(663,380)			2,369			399,299
Balance, shares at Sep. 30, 2023			10,000
Balance at Mar. 31, 2023			$ 10,000				1,060,309			(9,999)			(882,279)			1,880			179,911		179,911
Balance, shares at Mar. 31, 2023	[1]		10,000
Net loss													18,206								18,206
Accumulated other comprehensive loss																467					467
Collection of stock subscription receivable										9,999											9,999
Balance at Mar. 31, 2024			$ 10,000		$ 1		1,060,309				$ (1)		(864,073)			2,347			208,583		208,583
Balance, shares at Mar. 31, 2024			10,000	[1]	1
Balance at Dec. 17, 2023
Balance, shares at Dec. 17, 2023
Issue of ordinary shares					$ 1						(1)
Issue of ordinary shares, shares					1
Net loss
Balance at Mar. 31, 2024			$ 10,000		$ 1		1,060,309				(1)		(864,073)			2,347			208,583		208,583
Balance, shares at Mar. 31, 2024			10,000	[1]	1
Balance at Dec. 31, 2023		$ 214										(3,896,015)						(3,895,801)		(3,895,801)
Balance, shares at Dec. 31, 2023		2,134,200
Subsequent measurement of ordinary shares subject to possible redemption (income earned on trust account) and deposit												(3,332,552)						(3,332,552)
Net loss												1,498,591						1,498,591		1,498,591
Balance at Dec. 31, 2024		$ 214										$ (5,729,976)						$ (5,729,762)		$ (5,729,762)
Balance, shares at Dec. 31, 2024		2,134,200
Balance at Mar. 31, 2024			$ 10,000		$ 1		1,060,309				(1)		(864,073)			2,347			208,583		208,583
Balance, shares at Mar. 31, 2024			10,000	[1]	1
Issue of ordinary shares
Issue of ordinary shares, shares
Net loss													(607,430)						(607,430)		(607,430)
Contribution to additional paid in capital
Accumulated other comprehensive loss																4,412			4,412
Balance at Sep. 30, 2024			$ 10,000		$ 1		$ 1,060,309				$ (1)		$ (1,471,503)			$ 6,759			$ (394,435)		$ (394,435)
Balance, shares at Sep. 30, 2024			10,000		1

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization as of the issuance date of this report.